COMMITMENTS AND CONTINGENCIES - Secured Convertible Note Financing (Details)				3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2024 USD ($)	Feb. 09, 2024 USD ($) D $ / shares shares	Oct. 23, 2020 USD ($)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 USD ($)	Dec. 03, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
COMMITMENTS AND CONTINGENCIES
Interest rate (in percent)	12.00%			12.00%
Value of shares issued				$ 385,000
Period To File Registration Statement With SEC	30 days	30 days
Fee on Secured Convertible Note					$ 1,500,000
Promissory notes	$ 878,997			878,997	852,968	$ 852,968
Secured convertible note, net					6,857,101	6,857,101
Unamortized discount (Premium), Net	611,496			611,496	971,666	971,666
Related Party
COMMITMENTS AND CONTINGENCIES
Promissory notes								$ 480,000	$ 480,000
Sponsor
COMMITMENTS AND CONTINGENCIES
Value of shares issued			$ 25,000
Nonrelated Party
COMMITMENTS AND CONTINGENCIES
Promissory notes					852,968	852,968
Secured convertible note, net	8,745,699			8,745,699	6,857,101	6,857,101
Funicular Note
COMMITMENTS AND CONTINGENCIES
Aggregate principal amount	8,507,507	$ 6,000,000		$ 8,507,507
Purchase price of notes		$ 6,000,000
Interest rate (in percent)		12.50%
Interest rate in the event of default (in percent)		20.00%
Conversion Price (in dollars per share) | $ / shares		$ 10
Threshold trading days over which VWAP is considered to make monthly adjustments to the Conversion price | D		5
Floor on Conversion price (in dollars per share) | $ / shares		$ 2
Market price of public shares (in Dollars per share) | $ / shares		$ 2
Number of days notice required for redemption of notes		30 days
Redemption price as a percentage of the outstanding principal amount (in percent)		101.00%		20.00%
Threshold maximum percentage of outstanding common stock, above which stockholder's approval is required for conversion (in percent)		19.90%
Period To File Registration Statement With SEC		15 days
Number Of Days Within Which The Registration Statement Should Be Declared Effective		60 days
Stock issued for purchase price adjusted to additional paid in capital		5.00%
Fee on Secured Convertible Note				$ 600,000	1,500,000	1,500,000
Accrued interest expense	$ 407,507			$ 407,507	328,767	328,767	$ 899,165
Interest expense related to the amortization of the debt discount					$ 279,032	$ 279,032	$ 180,085
Funicular Note | Sponsor
COMMITMENTS AND CONTINGENCIES
Value of warrants issued		$ 28,496
Value of shares issued		1,222,202
Stock issued for purchase price adjusted to additional paid in capital		$ 1,250,698
Funicular Note | Sponsor | Private Placement
COMMITMENTS AND CONTINGENCIES
Number of private warrants transferred (in shares) | shares		600,000
Funicular Note | Sponsor | Founder Shares
COMMITMENTS AND CONTINGENCIES
Number of private warrants transferred (in shares) | shares		600,000